Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity - shares	Jun. 30, 2023	Dec. 31, 2022
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized	222,000,000	22,000,000
Issued and outstanding	12,882,896	9,790,040
Series Ordinary Shares [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized	222,000,000	14,307,116
Issued and outstanding	12,882,896	2,578,760
Series Convertible Ordinary 1 Shares [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized		607,680
Issued and outstanding		607,680
Series Convertible Ordinary 2 Shares [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized		889,200
Issued and outstanding		889,200
Series Convertible B Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized		2,047,200
Issued and outstanding		2,047,200
Series Convertible B1 Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized		738,240
Issued and outstanding		738,240
Series Convertible C Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of composition of shareholders' equity [Line Items]
Authorized		3,410,564
Issued and outstanding		2,928,960